Reportable Segments Financial Data (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019 USD ($) state	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) state	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Interest Income on Transition and System Restoration Bonds									$ 5	$ 4	$ 2
Interest on Transition and System Restoration Bonds									39	59	77
Revenues	$ 2,019	$ 1,658	$ 1,658	$ 2,229	$ 1,666	$ 1,322	$ 1,369	$ 1,920	7,564	6,277	5,699
Midstream Investments’ equity earnings, net									230	307	265
Depreciation and Amortization									1,225	1,230	1,020
Investment Income, Interest									17	24	0
Interest Expense									(528)	(361)	(313)
Income Tax Expense (Benefit)									92	155	(778)
Net Income (Loss) from Continuing Operations									682	396	1,708
Income from discontinued operations (net of tax expense (benefit) of $(31), $2, and $113, respectively)	20	19	44	26	(19)	(5)	13	(17)	109	(28)	84
Net income (loss)									791	368	1,792
Operating Income	274	357	229	211	192	232	171	273	1,071	868	1,003
Total Assets	35,529				27,093				35,529	27,093
Investment in unconsolidated affiliates - discontinued operations	1,964								1,964
Capital expenditures per Statements of Consolidated Cash Flows									2,506	1,651	1,426
Capitalized Fees Not Eliminated in Consolidation									162
Regulatory Assets	2,129				2,044				2,129	2,044
Enable Midstream Partners [Member]
Segment Reporting Information [Line Items]
Midstream Investments’ equity earnings, net									229	307	265
Electric Transmission & Distribution [Member]
Segment Reporting Information [Line Items]
Revenues									2,996	3,232	2,997
Depreciation and Amortization									648	917	724
Investment Income, Interest									22	1	1
Interest Expense									(164)	(138)	(128)
Income Tax Expense (Benefit)									80	89	(7)
Net Income (Loss) from Continuing Operations									362	334	429
Total Assets	11,264				10,509				11,264	10,509	10,292
Expenditures for Long-Lived Assets									1,033	952	924
Electric Transmission & Distribution [Member] | Affiliates of NRG Energy, Inc. [Member]
Segment Reporting Information [Line Items]
Revenues									727	705	713
Electric Transmission & Distribution [Member] | Affiliates of Vistra Energy Corp. [Member]
Segment Reporting Information [Line Items]
Revenues									263	251	229
Indiana Electric Integrated [Member]
Segment Reporting Information [Line Items]
Revenues									523
Depreciation and Amortization									91
Investment Income, Interest									0
Interest Expense									(22)
Income Tax Expense (Benefit)									16
Net Income (Loss) from Continuing Operations									57
Total Assets	3,168				0				3,168	0	0
Expenditures for Long-Lived Assets									183	0	0
Midstream Investments [Member]
Segment Reporting Information [Line Items]
Revenues									0	0	0
Midstream Investments’ equity earnings, net									229	307	265
Depreciation and Amortization									0	0	0
Investment Income, Interest									8	0	0
Interest Expense									(53)	(10)	0
Income Tax Expense (Benefit)									53	73	104
Net Income (Loss) from Continuing Operations									131	224	161
Total Assets	2,473				2,482				2,473	2,482	2,472
Expenditures for Long-Lived Assets									0	0	0
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues									300	15	14
Midstream Investments’ equity earnings, net									1
Depreciation and Amortization									66	33	33
Investment Income, Interest									178	115	90
Interest Expense									(384)	(244)	(211)
Income Tax Expense (Benefit)									(107)	(44)	(978)
Net Income (Loss) from Continuing Operations									(129)	(332)	951
Total Assets	$ 2,555				5,856				2,555	5,856	2,275
Expenditures for Long-Lived Assets									$ 194	110	36
Natural Gas Distribution [Member]
Segment Reporting Information [Line Items]
Number of States in which the Entity Performs Gas Delivery Services | state	48								48
Revenues									$ 3,745	3,030	2,688
Depreciation and Amortization									420	280	263
Investment Income, Interest									7	5	5
Interest Expense									(103)	(66)	(70)
Income Tax Expense (Benefit)									50	37	103
Net Income (Loss) from Continuing Operations									261	170	167
Total Assets	$ 14,105				7,137				14,105	7,137	6,771
Expenditures for Long-Lived Assets									1,098	638	523
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues									0	0	0
Depreciation and Amortization									0	0	0
Investment Income, Interest									(198)	(97)	(96)
Interest Expense									198	97	96
Income Tax Expense (Benefit)									0	0	0
Net Income (Loss) from Continuing Operations									0		0
CenterPoint Energy Houston Electric, LLC
Segment Reporting Information [Line Items]
Interest on Transition and System Restoration Bonds									39	59	77
Revenues	680	859	765	686	728	897	854	755	2,990	3,234	2,998
Depreciation and Amortization									648	917	724
Income Tax Expense (Benefit)									80	89	(9)
Net income (loss)	44	185	100	27	40	143	101	52	356	336	433
Operating Income	99	269	169	81	98	227	181	119	618	625	637
Total Assets	11,262				10,507				11,262	10,507
Capital expenditures per Statements of Consolidated Cash Flows									1,025	922	875
Regulatory Assets	915				1,124				915	1,124
CenterPoint Energy Houston Electric, LLC | Electric Transmission & Distribution [Member] | Affiliates of NRG Energy, Inc. [Member]
Segment Reporting Information [Line Items]
Revenues									727	705	713
CenterPoint Energy Houston Electric, LLC | Electric Transmission & Distribution [Member] | Affiliates of Vistra Energy Corp. [Member]
Segment Reporting Information [Line Items]
Revenues									263	251	229
CenterPoint Energy Resources Corp.
Segment Reporting Information [Line Items]
Revenues	860	420	526	1,212	933	422	511	1,165	3,018	3,031	2,688
Midstream Investments’ equity earnings, net									0	(184)	(265)
Depreciation and Amortization									293	280	263
Investment Income, Interest									5	1	0
Interest Expense									(116)	(122)	(123)
Income Tax Expense (Benefit)									(3)	31	(314)
Net Income (Loss) from Continuing Operations									189	98	500
Income from discontinued operations (net of tax expense (benefit) of $(31), $2, and $113, respectively)	(34)	3	26	28	(28)	45	56	37	23	110	245
Net income (loss)									212	208	745
Operating Income	105	$ 18	$ 27	$ 160	101	$ (1)	$ 6	$ 153	310	259	334
Total Assets	8,512				8,297				8,512	8,297
Capital expenditures per Statements of Consolidated Cash Flows									776	633	513
Capitalized Fees Not Eliminated in Consolidation									20
Regulatory Assets	$ 203				258				$ 203	258
CenterPoint Energy Resources Corp. | Energy Services [Member]
Segment Reporting Information [Line Items]
Number of states in which entity operates | state	30								30
CenterPoint Energy Resources Corp. | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues									$ 5	1	0
Depreciation and Amortization									0	0	0
Investment Income, Interest									98	80	89
Interest Expense									(140)	(140)	(147)
Income Tax Expense (Benefit)									(48)	(6)	(417)
Net Income (Loss) from Continuing Operations									(10)	(72)	333
Total Assets	$ (90)				57				(90)	57	(49)
Expenditures for Long-Lived Assets									$ 0	0	0
CenterPoint Energy Resources Corp. | Natural Gas Distribution [Member]
Segment Reporting Information [Line Items]
Number of States in which the Entity Performs Gas Delivery Services | state	48								48
Number of states in which entity operates | state	6								6
Revenues									$ 3,013	3,030	2,688
Depreciation and Amortization									293	280	263
Investment Income, Interest									6	5	5
Interest Expense									(75)	(66)	(70)
Income Tax Expense (Benefit)									45	37	103
Net Income (Loss) from Continuing Operations									199	170	167
Total Assets	$ 7,698				7,131				7,698	7,131	6,763
Expenditures for Long-Lived Assets									773	638	523
CenterPoint Energy Resources Corp. | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues									0	0	0
Depreciation and Amortization									0	0	0
Investment Income, Interest									(99)	(84)	(94)
Interest Expense									99	84	94
Income Tax Expense (Benefit)									0	0	0
Net Income (Loss) from Continuing Operations									0	0	0
Pension and Other Postretirement Plans Costs [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Regulatory Assets	584				665				584	665	600
Cash and Cash Equivalents [Member]
Segment Reporting Information [Line Items]
Short-term Investments	3,900								3,900
Continuing Operations [Member]
Segment Reporting Information [Line Items]
Total Assets	33,565				25,984				33,565	25,984	21,810
Expenditures for Long-Lived Assets									2,508	1,700	1,483
Continuing Operations [Member] | CenterPoint Energy Resources Corp.
Segment Reporting Information [Line Items]
Total Assets	7,608				7,188				7,608	7,188	6,714
Expenditures for Long-Lived Assets									773	638	523
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Segment Reporting Information [Line Items]
Total Assets	1,964				1,109				1,964	1,109	972
Expenditures for Long-Lived Assets									79	20	11
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | CenterPoint Energy Resources Corp.
Segment Reporting Information [Line Items]
Total Assets	904				1,109				904	1,109	3,444
Expenditures for Long-Lived Assets									12	20	11
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Enable Midstream Partners [Member] | CenterPoint Energy Resources Corp.
Segment Reporting Information [Line Items]
Income from discontinued operations (net of tax expense (benefit) of $(31), $2, and $113, respectively)										138	161
Consolidated Entities [Member]
Segment Reporting Information [Line Items]
Total Assets	35,529				27,093				35,529	27,093	22,782
Expenditures for Long-Lived Assets									2,587	1,720	1,494
Consolidated Entities [Member] | CenterPoint Energy Resources Corp.
Segment Reporting Information [Line Items]
Total Assets	$ 8,512				$ 8,297				8,512	8,297	10,158
Expenditures for Long-Lived Assets									785	658	534
Retail Gas Sales [Member]
Segment Reporting Information [Line Items]
Revenues									3,563	2,857	2,530
Retail Gas Sales [Member] | CenterPoint Energy Houston Electric, LLC
Segment Reporting Information [Line Items]
Revenues									0	0	0
Retail Gas Sales [Member] | CenterPoint Energy Resources Corp.
Segment Reporting Information [Line Items]
Revenues									$ 2,831	$ 2,857	$ 2,530